Risk management - Disclosure of liquidity coverage ratio by component (Details) - Liquidity risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	€ 315,524	€ 348,028	€ 312,042
Total net cash outflows (denominator)	206,889	209,892	204,759
Cash outflows	278,760	282,982	270,748
Cash inflows	€ 71,871	€ 73,090	€ 65,989
Consolidated LCR ratio (%)	153.00%	166.00%	152.00%
Group LCR ratio (%)	168.00%
NSFR ratio (%)	126.00%	123.00%	121.00%